Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                     Financial Statements for the Year Ended
                                December 31, 1997

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust

February 23, 1998

Dear Standish, Ayer & Wood Investment Trust Shareholder:

I am writing to provide you with a review of developments at Standish, Ayer & Wood as they relate to the activities of the Investment Trust.

Investment returns were generally quite favorable during 1997. U.S. large capitalization stocks as measured by the Standard & Poor's 500 Index registered a return in 1997 of more than 33%, bringing the five-year annual average returns for that Index to over 20%. During the last year, both U.S. bonds as reflected in the Lehman Aggregate Index and hedged international bonds as reported by the J.P. Morgan Non-U.S.Hedged Index recorded returns in the vicinity of 10-11%. It has generally been an exceedingly favorable period for investors.

Standish, Ayer & Wood has also had a successful year. Our assets under management grew from $30.6 billion at the beginning of the year to about $39.3 billion at the end of 1997. This growth reflected new assets under management, market appreciation, and the absence of any significant turnover of existing clients. The Standish Funds grew from $4.2 billion to $5.7 billion during the year. We were particularly pleased that 75% of the mutual fund purchases during the year represented additions from our existing clients.

We have also grown significantly as an enterprise. At the end of 1997, our organization had 232 employees versus 213 at the beginning of the year. Our 82 investment officers have average experience of 16 years. Of the 82 officers, 46 hold advanced degrees (typically an MBA) and 55 have some advanced professional accreditation (virtually all Chartered Financial Analysts).

While the corporate structure remains unchanged, a number of important developments among new directors took place during the year. In March 1997, Jim Sweeney elected to take early retirement. In November, Tom Sorbo joined Standish as a shareholder/director in order to head up our marketing and sales activities. Tom had previously served with distinction at Travelers and Stein, Roe & Farnham.

Four other changes in our shareholders and directors were effective at the end of 1997. Walter Cabot reached the age at which he must step down as a shareholder, but we are pleased that he will continue as our Senior Advisor. We elected three new shareholder/directors, namely Chuck Cook of our international fixed income team, Joe Corrado as director of equity research, and Mike Thompson, one of the senior members of our insurance company investment management effort. We also elected six new associate directors, eighteen new vice presidents, and twelve new assistant vice presidents.

During 1997 we introduced a number of new products including "diversified income" portfolios that combine higher yielding domestic bonds, emerging market bonds, and higher grade international bonds. By the end of the year, we managed a number of separate accounts as well as the Standish Diversified Income Fund with assets of about $27 million. We have also developed a growth equity strategy and a global small cap discipline to complement the highly successful start up on our international small cap style. Some of the disciplines we introduced in 1996, such as duration neutral bonds and Small Cap Equity Fund II, continue to be successful.

As we look ahead, there are ample numbers of challenges for investors and investment managers. We believe that we have a good understanding of what has produced our past business and investment success and a clear vision of our future. We consider that we have a set of competitive advantages that includes:

      o A long history of stability of ownership, personnel, investment philosophy, and clientele.

      o Critical mass to enable us to provide risk control, compliance, technology, and deep investment research.

      o An exclusive focus on investment management and a dedication to serving our existing clients.

      o A team effort which ensures our clients are receiving not just the work of one individual but the benefits of Standish as an organization.

      o Well-defined and disciplined investment philosophies which have historically added reasonably consistent increments of return.

      o     A dedication to in-depth communication with our clients.

We remain confident that we have the people, resources, investment technology, and organizational stability to succeed. We are working hard to fulfill your expectations in the years ahead, and we are optimistic that we can achieve our mutual objectives.

Sincerely yours,


/s/ Ted Ladd

Edward H. Ladd
Chairman
Standish, Ayer & Wood, Inc.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                              Management Discussion

1997 was a good year for bonds as the major indices returned between 9.5% and 10%, with the second half of the year providing most of the positive results. Over the course of the year, the yield of the 30-year Treasury declined from 6.64% at the beginning of the year to 5.92% by year end. On a quarterly basis, bonds had a tough time during the first several months of the year as yields rose as high as 7.17% amid fears of an overheating U.S. economy finally triggering inflation. Instead, inflation remained remarkably under control and bonds began to perform well in the second quarter as investors focused on a low inflation, moderate growth scenario. This theme was generally accepted through the second and third quarters which resulted in solid bond market returns. In October, the Asian crisis added further support to bonds as there was a "flight to quality" as investors sought the U. S. Treasury market as a "safe haven". The looming impact of the crisis on the U.S. economy which will surely be negative to some degree also gave bonds a boost. Against this backdrop, the Fund provided a return of 9.54%, which slightly underperformed the Lehman Brothers Aggregate and Government/Corporate indices which garnered returns of 9.68% and 9.75%, respectively.

On a relative return basis, the Fund performed well through the first three quarters of the year but had a very difficult fourth quarter when U. S. Treasuries outperformed all sectors or "spread" product which the Portfolio overweights relative to the indices. A very small allocation to high quality Asian corporates negatively impacted the portfolio although we remain confident of the longer term prospects of the entities. On a more positive note, the Portfolio's allocation to nondollar bonds performed well as overweight positions in dollar bloc markets and the U.K. were particularly beneficial. Mortgages also performed well despite the substantial drop in rates over the course of the year. During the year, we trimmed mortgages to an underweight position as pricing in this sector looked full, given conditions in the market. During the course of the year, options were used in the Fund up to a 6% notional value of the portfolio. Options allowed us to adjust the duration of the portfolio, given the prepayment risk of our mortgage position, as well as other hedging strategies.

As we enter 1998, we have trimmed some of our longer dated corporate holdings as we believe that the Asian crisis could still negatively impact our markets. We remain underweighted in mortgages, looking for a good reentry point as mortgage spreads widen. Currently, we are maintaining our nondollar allocation. We also are invested in an usually high percentage of U.S. Treasuries for our style, expecting some continuation of the defensive posture of the base market. As always, we are committed to intensive research with our sector oriented research teams.

The fund is a feeder fund in the master-feeder fund structure and does not invest directly in securities. Instead, the Fund invests its assets in a master fund that has the same investment objective and policies as the Fund. The foregoing Management's Discussion applies to investments by the master feeder.

In closing, we thank you for your continued confidence as shareholders and hope that this information is helpful to you in reviewing your overall investment strategies.


/s/ Caleb F. Aldrich

Caleb F. Aldrich

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

     Comparison of Change in Value of $100,000 Investment in Standish Fixed
        Income Fund, Lehman Gov't/Corp Index and Lehman Aggregate Index

[The following table was represented as a mountain graph in the printed material.]

                       Standish           Lehman            Lehman
                         Fixed          Gov't/Corp.        Aggregate
    Inception         Income Fund          Index             Index
     3/30/87            100000            100000            100000

     4/30/87             98600             97340             97260
     5/29/87             97700             96902             96881
     6/30/87             98850             98104             98218
     7/31/87             98850             97888             98139
     8/31/87             98698             97340             97609
     9/30/87             96613             95247             95530
    10/30/87             98647             98819             98931
    11/30/87             99581             99451             99722
    12/31/87            100619            100813            101079
     1/29/88            104275            104261            104637
     2/29/88            105811            105460            105882
     3/31/88            105016            104416            104886
     4/29/88            104692            103811            104320
     5/31/88            104150            103115            103621
     6/30/88            106261            105445            106118
     7/31/88            105985            104844            105567
     8/31/88            106040            105117            105841
     9/30/88            108365            107419            108233
    10/31/88            110175            109320            110268
    11/30/88            109044            108085            108934
    12/31/88            109213            108453            109053
     1/31/89            110778            109895            110624
     2/28/89            110199            109060            109827
     3/31/89            110547            109649            110300
     4/28/89            112506            111962            112605
     5/31/89            115474            114717            115566
     6/30/89            118918            118456            119080
     7/31/89            121286            120920            121616
     8/31/89            119586            119046            119816
     9/29/89            120254            119570            120427
    10/31/89            122988            122607            123390
    11/30/89            123921            123710            124562
    12/29/89            124231            123896            124898
     1/31/90            122960            122186            123412
     2/28/90            123278            122455            123807
     3/31/90            123596            122467            123893
     4/30/90            122815            121340            122754
     5/31/90            126196            124859            126387
     6/30/90            128147            126882            128422
     7/31/90            130473            128455            130194
     8/31/90            128811            126593            128450
     9/30/90            129277            127643            129516
    10/31/90            130636            129341            131160
    11/30/90            133491            132161            133980
    12/31/90            135666            134156            136071
     1/31/91            137816            135659            137758
     2/28/91            139550            136826            138929
     3/31/91            139966            137770            139887
     4/30/91            141873            139354            141398
     5/31/91            142861            140009            142218
     6/30/91            142367            139855            142147
     7/31/91            144591            141617            144123
     8/31/91            147677            144874            147236
     9/30/91            151193            147902            150225
    10/31/91            153243            149219            151892
    11/30/91            154488            150711            153290
    12/31/91            159638            155790            157843
     1/31/92            157201            153484            155696
     2/29/92            158952            154298            156708
     3/31/92            158127            153449            155830
     4/30/92            158980            154370            156952
     5/31/92            162857            157364            159919
     6/30/92            165960            159678            162126
     7/31/92            168724            163765            165433
     8/31/92            170620            165223            167104
     9/30/92            171647            167470            169092
    10/31/92            168106            164908            166843
    11/30/92            167865            164759            166877
    12/31/92            170632            167593            169530
     1/31/93            174784            171247            172785
     2/28/93            179184            174808            175809
     3/31/93            180679            175403            176547
     4/30/93            182285            176753            177783
     5/31/93            182792            176665            178014
     6/30/93            186848            180675            181236
     7/31/93            189083            181832            182269
     8/31/93            193294            186014            185459
     9/30/93            193208            186665            185960
    10/31/93            195306            187430            186648
    11/30/93            193558            185312            185061
    12/31/93            195586            186128            186061
     1/31/94            198808            188920            188572
     2/28/94            193929            184801            185291
     3/31/94            187763            180273            180715
     4/30/94            185513            178777            179269
     5/31/94            184950            178455            179251
     6/30/94            184224            178045            178857
     7/31/94            187561            181624            182416
     8/31/94            187847            181696            182635
     9/30/94            185464            178953            179950
    10/31/94            185367            178756            179788
    11/30/94            184979            178434            179393
    12/31/94            186045            179612            180630
     1/31/95            189193            183060            184207
     2/28/95            193325            187307            188591
     3/31/95            194211            188562            189741
     4/30/95            197507            191183            192398
     5/31/95            204900            199194            199844
     6/30/95            205699            200787            201302
     7/31/95            206105            200013            200859
     8/31/95            208741            202572            203283
     9/30/95            210768            204630            205255
    10/31/95            214060            207638            207923
    11/30/95            217352            211064            211042
    12/31/95            220540            214166            213997
     1/31/96            222438            215494            215409
     2/29/96            218643            210926            211661
     3/31/96            217062            209154            210180
     4/30/96            216313            207711            209003
     5/31/96            215885            207358            208585
     6/30/96            218880            210136            211380
     7/31/96            219749            210620            211950
     8/31/96            219857            210114            211590
     9/30/96            224526            213854            215272
    10/31/96            229594            218837            220051
    11/30/96            234111            222870            223814
    12/31/96            232616            220396            221732
     1/31/97            233862            220661            222419
     2/28/97            235109            221124            222975
     3/31/97            232249            218493            220500
     4/30/97            235354            221683            223808
     5/31/97            237883            223745            225934
     6/30/97            240987            226429            228623
     7/31/97            247403            233358            234796
     8/31/97            245303            230745            232800
     9/30/97            249267            234367            236245
    10/31/97            251397            238117            239671
    11/30/97            252343            239379            240773
    12/31/97            254818            241893            243205

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statement of Assets and Liabilities
                                December 31, 1997
--------------------------------------------------------------------------------

Assets
   Investment in Standish Fixed Income Portfolio (Portfolio), at value (Note 1A)                     $ 3,325,622,596
   Receivable for Fund shares sold                                                                         3,510,591
   Prepaid expenses                                                                                           89,188
                                                                                                     ---------------
       Total assets                                                                                    3,329,222,375

Liabilities
   Distributions payable                                                             $19,978,655
   Payable for Fund shares redeemed                                                   20,751,752
   Accrued trustees' fees (Note 3)                                                         2,265
   Accrued accounting and transfer agent fees                                             35,853
   Accrued expenses and other liabilities                                                136,207
                                                                                     -----------

       Total liabilities                                                                                  40,904,732
                                                                                                     ---------------
Net Assets                                                                                           $ 3,288,317,643
                                                                                                     ===============
Net Assets consist of:
   Paid-in capital                                                                                   $ 3,223,554,659
   Accumulated net realized gain                                                                           7,600,878
   Distributions in excess of net investment income                                                       (2,421,313)
   Net unrealized appreciation                                                                            59,583,419
                                                                                                     ===============
       Total Net Assets                                                                              $ 3,288,317,643
                                                                                                     ===============

Shares of beneficial interest outstanding                                                                158,068,105
                                                                                                     ===============

Net asset value, offering and redemption price per share
   (Net assets/Shares outstanding)                                                                   $         20.80
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                             Statement of Operations
                          Year Ended December 31, 1997
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                            $ 199,818,078
   Dividend income allocated from Portfolio (net of withholding taxes, $55,922)                            6,202,602
   Expenses allocated from Portfolio                                                                     (10,313,208)
                                                                                                       -------------

       Net investment income allocated from Portfolio                                                    195,707,472

Expenses
   Registration fees                                                                   $   222,866
   Accounting and transfer agent fees                                                      190,311
   Legal and audit services                                                                100,196
   Insurance expense                                                                         4,439
   Miscellaneous                                                                             1,830
                                                                                       -----------

       Total expenses                                                                                        519,642
                                                                                                       -------------

          Net investment income                                                                          195,187,830
                                                                                                       -------------

Realized and Unrealized Gain
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                                 22,188,926
       Financial futures contracts                                                         538,852
       Written options transactions                                                      1,492,272
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                        18,727,999
                                                                                       -----------

          Net realized gain                                                                               42,948,049

   Change in unrealized appreciation from Portfolio on:
       Investment securities                                                            15,276,383
       Financial futures contracts                                                         724,408
       Written options                                                                     799,071
       Foreign currency and forward foreign currency exchange contracts                 10,956,745
                                                                                       -----------

          Change in net unrealized  appreciation                                                          27,756,607
                                                                                                       -------------

       Net realized and unrealized gain on investments                                                    70,704,656
                                                                                                       -------------

Net increase in net assets resulting from operations                                                   $ 265,892,486
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  Year ended           Year ended
                                                                                  December 31,         December 31,
                                                                                      1997                 1996
                                                                                  -------------       --------------
Increase (decrease) in Net Assets
From operations
   Net investment income                                                         $  195,187,830       $  171,135,807
   Net realized gain                                                                 42,948,049           21,284,879
   Change in net unrealized appreciation (depreciation)                              27,756,607          (57,299,336)
                                                                                  -------------       --------------
      Net increase in net assets from operations                                    265,892,486          135,121,350
                                                                                  -------------       --------------

Distributions to Shareholders
   From net investment income                                                      (217,278,174)        (176,422,831)
   From net realized gain                                                           (17,660,360)                  --
                                                                                  -------------       --------------
       Total distributions to shareholders                                         (234,938,534)        (176,422,831)
                                                                                  -------------       --------------

Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                 922,120,316          425,224,438
   Net asset value of shares issued to shareholders
      in payment of distributions declared                                          187,727,012          130,822,616
   Cost of shares redeemed                                                         (456,111,906)        (178,224,191)
                                                                                  -------------       --------------
   Increase in net assets from Fund share transactions                              653,735,422          377,822,863
                                                                                  -------------       --------------

       Net increase in net assets                                                   684,689,374          336,521,382

Net Assets
   At beginning of year                                                           2,603,628,269        2,267,106,887
                                                                                  -------------       --------------

   At end of year (including distributions in excess of net investment income of $2,421,313 and undistributed net investment income of
      $5,299,151, respectively)                                                  $3,288,317,643       $2,603,628,269
                                                                                 ==============       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                  Year Ended December 31,
                                            ---------------------------------------------------------------------
                                               1997         1996 (1)        1995           1994          1993
                                            ----------     ----------    ----------     ----------    ----------

Net asset value, beginning of period        $    20.53     $    20.92    $    18.91     $    21.25    $    20.55
                                            ----------     ----------    ----------     ----------    ----------
Income from operations:
   Net investment income                          1.46           1.46          1.35           1.25          1.50
   Net realized and unrealized gain
      (loss) on investments                       0.45          (0.37)         2.08          (2.29)         1.45

                                            ----------     ----------    ----------     ----------    ----------
Total from investment operations                  1.91           1.09          3.43          (1.04)         2.95
                                            ----------     ----------    ----------     ----------    ----------

Less distributions to shareholders:
   From net investment income                    (1.52)         (1.48)        (1.42)         (1.10)        (1.51)
   In excess of net investment
      income                                        --             --            --             --         (0.04)
   From net realized gain on
      investments                                (0.12)            --            --          (0.04)        (0.70)
   From paid-in capital                             --             --            --          (0.16)           --
                                            ----------     ----------    -----------    ----------    ----------
Total distributions to shareholders              (1.64)         (1.48)        (1.42)         (1.30)        (2.25)
                                            ----------     ----------    ----------     ----------    ----------
Net asset value, end of period              $    20.80     $    20.53    $    20.92     $    18.91    $    21.25
                                            ==========     ==========    ==========     ==========    ==========

Total return                                      9.54%          5.48%        18.54%         (4.86)%       14.64%

Ratios (to average daily net assets)/Supplemental Data
   Net assets, end of period
      (000's omitted)                       $3,288,318     $2,603,628    $2,267,107     $1,642,933    $1,307,099
   Expenses (2)                                   0.37%          0.38%         0.38%          0.38%         0.40%
   Net investment income                          6.76%          7.13%         7.80%          7.25%         7.07%
   Portfolio turnover (3)                           --             49%          132%           122%          150%

----------
(1)   Calculated based on average shares outstanding.

(2) Includes the Fund's shares of Standish Fixed Income Portfolio's allocated expenses for the year ended December 31, 1997 and for the period from May 3, 1996 to December 31, 1996.

(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      The Fund records its investments in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B.    Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C.    Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D.    Other

      All net investment income and realized and unrealized gains and losses of each Portfolio are allocated pro rata among its respective investors in the Portfolio.

(2)   Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, forward

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      foreign currency exchange contracts and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain
      (loss).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W has voluntarily agreed to limit total annual operating expenses of the Fund and Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1997, aggregated $930,076,128 and $486,977,141, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     Year ended                  Year ended
                                                                  December 31, 1997          December 31, 1996
                                                               ------------------------    -----------------------

      Shares sold                                                        43,977,522                 20,679,081
      Shares issued in payment of distributions declared                  9,043,534                  6,418,558
      Shares redeemed                                                   (21,760,201)                (8,638,095)
                                                              ---------------------        -------------------
      Net increase                                                       31,260,855                 18,459,544
                                                              =====================        ===================

--------------------------------------------------------------------------------

      Supplemental Tax Information (Unaudited)

      The Fund paid distributions of $0.1020 from long term capital gains during the year ended December 31, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $15,540,080 as capital gain dividends for the year ended December 31, 1997. Of this amount, $11,204,314, represents a 20% tax rate gain distribution and $4,335,766 represents a 28% tax rate gain distribution.

                       Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities of Standish, Ayer & Wood Investment Trust: Standish Fixed Income Fund (the "Fund"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Fixed Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
Boston, Massachusetts
February 19, 1998

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 88.5%

Asset Backed -- 7.5%
Advanta Home Equity Trust Loan 1991-1A          9.000%         02/25/2006              1,311,308        $  1,338,354
Advanta Mortgage Loan Trust 97-3 A7             6.920%         10/25/2028             17,650,000          17,965,080
AFC Home Equity Loan Trust 1993-2 A             6.000%         01/20/2013                 85,091              83,575
Amresco Communication Mortgage
     97-b A1 144A                               6.728%         04/15/2014             18,000,000          18,118,125
Chase Credit Card Master Trust                  6.777%         05/15/2007             28,475,000          28,528,248
Citicorp Credit Card Trust 1997-6 A             0.000%         08/15/2004             58,450,000          38,777,922
Contimortgage Home Equity 1994-5 A2             9.070%         10/15/2009              2,765,741           2,772,655
Green Tree Acceptance Corp. 97-7 B2             7.590%         01/15/2028             11,050,000          10,936,047
Green Tree Financial 97-7 M1                    7.030%         08/15/2027             16,950,000          17,034,750
Greentree Acceptance Corp. 1997-5 M1            6.950%         05/15/2029             25,425,000          25,417,055
Greentree Home Equity 1997-D M2                 7.450%         09/15/2028             15,400,000          15,898,094
Nationsbank Clmt 1997-2C                        6.369%         09/20/2004             27,000,000          27,097,200
The Money Store Home Equity 1992-B              6.900%         07/15/2007                432,316             433,667
The Money Store Home Equity 1994-DA4            8.750%         09/15/2020              2,500,000           2,578,125
The Money Store Home Equity 1996-B A5           7.180%         02/15/2015             17,488,000          17,622,576
UCFC Home Equity Loan 1996                      7.700%         01/15/2004              7,000,000           6,835,920
UCFC Home Equity Loan Trust 1994 B-A6           7.100%         06/10/2023              1,068,392           1,078,075
UCFC Home Equity Loan Trust 1994-D A4           8.775%         02/10/2016             16,162,000          16,596,354
                                                                                                   -----------------
Total Asset Backed (Cost $246,689,819)                                                                   249,111,822
                                                                                                   -----------------

Collateralized Mortgage Obligations -- 0.3%
First Chicago/Lennar Trust                      8.120%         05/29/2008              9,720,000           9,680,513
Veterans Affairs 1992-1 Cl D                    7.750%         12/15/2014                700,000             708,969
                                                                                                   -----------------
Total Collateralized Mortgage Obligations (Cost $10,278,050)                                              10,389,482
                                                                                                   -----------------

Corporate -- 28.8%

Basic Industry -- 2.2%
AK Steel Holding Corp.                         10.750%         04/01/2004             16,500,000          17,613,750
Building Materials Corp. 144A                   8.000%         10/15/2007              3,400,000           3,383,000
ICI Wilmington Notes                            6.950%         09/15/2004             17,600,000          18,105,296
ISP Holdings, Inc.                              9.000%         10/15/2003              8,300,000           8,632,000
Toro Co.                                        7.800%         06/15/2027              5,200,000           5,599,100
U.S. Home Corp.                                 8.250%         08/15/2004             11,555,000          11,786,100
USA Waste Services                              6.500%         12/15/2002              8,000,000           7,989,600
                                                                                                   -----------------
                                                                                                          73,108,846
                                                                                                   -----------------

Consumer -- 0.3%
Southland Corp.                                 5.000%         12/15/2003              6,500,000           5,590,000
Southland Corp.                                 4.500%         06/15/2004              7,675,000           6,216,750
                                                                                                   -----------------
                                                                                                          11,806,750
                                                                                                   -----------------

Consumer Stable -- 0.3%

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Consumer Stable (continued)
Revlon Worldwide                                0.000%         03/15/2001             12,975,000   $       8,887,875
                                                                                                   -----------------

Financial -- 17.3%
Aames Financial Corp.                           9.125%         11/01/2003              9,175,000           8,945,625
Advanta Capital Trust I                         8.990%         12/17/2026              3,500,000           3,191,419
Advanta Corp.                                   7.000%         05/01/2001              5,850,000           5,489,406
Albank Capital                                  9.270%         06/06/2027              8,200,000           9,068,709
Bank United Corp.                               8.875%         05/01/2007              5,175,000           5,550,188
Bayview Capital 144A                            8.420%         06/01/1999             11,000,000          11,151,800
Bayview Capital Corp.                           9.125%         08/15/2007              3,600,000           3,712,680
Bear Stearns Co.                                6.500%         08/01/2002             11,775,000          11,814,682
BFC Capital Trust 144A                          9.650%         01/15/2027              4,725,000           5,054,898
Centura Capital Trust                           8.845%         06/01/2027             14,475,000          15,902,551
Chartwell Holdings                             10.250%         03/01/2004              3,058,000           3,288,387
Coast Federal Bank                             13.000%         12/31/2002              5,000,000           5,275,000
Commercial Federal                              7.950%         12/01/2006              1,750,000           1,749,995
Compass Trust Capital                           8.230%         01/15/2027             18,800,000          20,366,040
Conseco Finance Trust                           8.700%         11/15/2026              7,450,000           8,269,500
Conseco Finance Trust                           8.796%         04/01/2027             10,000,000          11,214,100
Contifinancial Corp.                            8.375%         08/15/2003             20,500,000          20,901,800
Dime Bancorp Capital Trust                      9.330%         05/06/2027              6,975,000           7,889,841
First Nationwide                               12.250%         05/15/2001             13,200,000          14,619,000
First Nationwide                                9.125%         01/15/2003              5,500,000           5,775,000
First Nationwide Holdings                      10.625%         10/01/2003             27,500,000          30,731,250
First Tennessee Notes                           8.070%         01/06/2027             12,950,000          13,801,851
First USA Bank                                  7.000%         08/20/2001              4,650,000           4,763,553
Florida Windstorm 144A Notes                    6.700%         08/25/2004              8,250,000           8,319,015
Goldman Sachs, Inc. 144A                        6.375%         06/15/2000             11,350,000          11,432,401
Goldman Sachs, Inc. 144A                        6.200%         12/15/2000             16,225,000          16,199,689
Goldman Sachs, Inc., L.P. 144A                  6.200%         02/15/2001             15,000,000          14,948,700
Greentree Finance Corp. Med Term Notes          6.500%         09/26/2002             14,700,000          14,481,705
Homeside Corp.                                  6.875%         06/30/2002              3,000,000           3,055,140
Hubco Capital Trust                             8.980%         02/01/2027              4,000,000           4,405,396
Imperial Credit Capital Trust                   9.980%         12/31/2026              8,425,000           9,576,551
Interpool Capital Trust                         9.875%         02/15/2027              4,500,000           5,178,944
Interpool Inc.                                  7.350%         08/01/2007              4,175,000           4,249,148
Liberty Mutual Insurance Co. 144A               8.500%         05/15/2025              7,745,000           8,965,070
Liberty Mutual Insurance Co. 144A               7.875%         10/15/2026              5,780,000           6,310,084
Liberty Mutual Insurance Co. 144A               7.697%         10/15/2027             23,975,000          25,204,678
Markel Capital Trust I                          8.710%         01/01/2046              4,500,000           4,848,762
MMI Capital Trust Notes 144A                    7.625%         12/15/2027              5,225,000           5,234,118
Morgan Stanley Group, Inc.                      6.700%         05/01/2001             10,325,000          10,509,405
Orion Capital Trust I                           8.730%         01/01/2037              7,200,000           7,671,600
Peoples Heritage                                9.060%         02/01/2027              5,000,000           5,551,336
Phoenix Re-Insurance Capital Trust              8.850%         02/01/2027              7,325,000           7,869,248
PNC Financial Capital 144A                      8.315%         05/15/2027              9,350,000          10,129,713

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Financial (continued)
Popular Inc.                                    6.625%         10/27/2002              4,000,000   $       4,025,360
Providian                                       9.525%         02/01/2027              2,500,000           2,753,975
Reliance Group Holdings Corp.                   9.000%         11/15/2000             16,500,000          17,201,250
Salomon Brothers, Inc.                          7.125%         08/01/1999              1,450,000           1,469,880
Salomon Brothers, Inc.                          7.750%         05/15/2000              6,140,000           6,336,296
Salomon Brothers, Inc.                          7.250%         05/01/2001              9,190,000           9,431,881
Salomon Brothers, Inc.                          7.000%         05/15/1999              2,275,000           2,297,545
Salomon Brothers, Inc.                          7.300%         05/15/2002              6,500,000           6,713,730
Salomon Brothers, Inc.                          5.994%         04/05/1999              4,300,000           4,267,750
Salomon Brothers, Inc.                          6.820%         07/26/1999              8,125,000           8,212,425
Salomon Brothers, Inc.                          6.625%         11/30/2000             13,125,000          13,247,456
Signet Bank                                     9.625%         06/01/1999              3,250,000           3,394,528
Sovereign Capital Trust                         9.000%         04/01/2027              8,975,000           9,961,891
Summit Bancorp Capital Trust I                  8.400%         03/15/2027              3,250,000           3,552,835
Tig Holdings Capital 144A                       8.597%         01/15/2027              4,750,000           5,116,273
Trenwick Capital Trust                          8.820%         02/01/2037              9,375,000          10,146,188
Union Planters Trust                            8.200%         12/15/2026             11,475,000          12,141,009
United Companies Financial Corp.                9.350%         11/01/1999             10,675,000          11,064,317
United Companies Financial Corp.                7.000%         07/15/1998              5,050,000           5,066,665
United Companies Financial Corp.                8.375%         07/01/2005              2,500,000           2,413,525
Webster Financial Capital                       9.360%         01/29/2027              4,975,000           5,689,962
World Financial Properties 144A                 6.910%         09/01/2013             17,545,812          18,047,513
                                                                                                   -----------------
                                                                                                         575,220,232
                                                                                                   -----------------

Health Care -- 0.7%
Integrated Health                               9.250%         01/15/2008              7,600,000           7,752,000
Tenet Healthcare Corp.                          7.875%         01/15/2003              2,150,000           2,176,875
Tenet Healthcare Corp.                          8.000%         01/15/2005             12,425,000          12,642,438
                                                                                                   -----------------
                                                                                                          22,571,313
                                                                                                   -----------------

Media -- 2.2%
Adelphia Communications                         9.250%         10/01/2002              6,000,000           6,120,000
CBS Inc.                                        7.125%         11/01/2023              2,900,000           2,631,170
Century Communications                          9.500%         08/15/2000              2,700,000           2,804,625
Chancellor Media 144A Notes                     8.125%         12/15/2007              5,750,000           5,620,625
Paxson Communication                           11.625%         10/01/2002             10,360,000          11,111,100
Salem Communications 144A Notes                 9.500%         10/01/2007              5,925,000           6,043,500
Viacom, Inc.                                    7.750%         06/01/2005             20,280,000          20,626,585
Viacom, Inc.                                    6.750%         01/15/2003              7,200,000           7,074,576
Viacom, Inc.                                    7.625%         01/15/2016              5,525,000           5,486,878
Westinghouse Credit Corp.                       8.875%         06/14/2014              4,500,000           4,998,690
                                                                                                   -----------------
                                                                                                          72,517,749
                                                                                                   -----------------

Real Estate -- 4.4%
Bradley Operating LP Notes                      7.000%         11/15/2004              4,575,000           4,579,895
Crescent Real Estate, REIT                      7.125%         09/15/2007             15,525,000          15,884,093

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Real Estate (continued)
Criimi Mae Inc. Notes                           9.125%         12/01/2002             15,000,000   $      15,037,500
Franchise Finance Corp.                         7.875%         11/30/2005              3,000,000           3,217,020
Healthcare Properties, REIT                     6.500%         02/15/2006              7,375,000           7,220,199
Highwoods Properties, Inc. REIT                 6.750%         12/01/2003             14,950,000          15,012,641
Meditrust                                       7.820%         09/10/2026              5,000,000           5,252,950
Meditrust, REIT                                 7.114%         08/15/2004             19,950,000          20,287,531
Realty Income Corp.                             7.750%         05/06/2007              2,675,000           2,840,529
Shopping Center Associates, REIT                6.750%         01/15/2004             10,000,000          10,029,100
Simon Debartolo Group LP                        6.750%         07/15/2004             11,500,000          11,582,110
Simon Debartolo Group LP                        6.875%         10/27/2005              6,225,000           6,259,549
Spieker Properties, REIT                        6.900%         01/15/2004             10,000,000          10,151,200
Sun Communities, REIT                           7.375%         05/01/2001              5,000,000           5,126,450
Tanger Properties L.P.                          7.875%         10/24/2004              3,700,000           3,770,300
Taubman Realty Group, REIT                      8.000%         06/15/1999              9,000,000           9,201,600
                                                                                                   -----------------
                                                                                                         145,452,667
                                                                                                   -----------------

Services -- 1.4%
Enterprise Corp.                                7.000%         06/15/2000              7,725,000           7,879,191
Enterprise Corp. 144A                           6.950%         03/01/2004             15,500,000          15,886,725
Mashantucket Pequot Tribe Ser A                 6.910%         09/01/2012              9,300,000           9,620,664
Royal Caribbean Cruise Sr Notes                 7.500%         10/15/2027             13,375,000          13,620,298
                                                                                                   -----------------
                                                                                                          47,006,878
                                                                                                   -----------------

Total Corporate (Cost $926,119,017)                                                                      956,572,310
                                                                                                   -----------------

Government/Other -- 13.2%

Argentina -- 0.2%
Bonos DEL Tesoro                                8.750%         05/09/2002              6,550,000           6,206,125
City of Buenos Aires                           10.500%         05/28/2004                600,000             519,000
                                                                                                   -----------------
                                                                                                           6,725,125
                                                                                                   -----------------

Australia -- 0.9%
Australian Government                           9.000%         09/15/2004             11,900,000           9,065,704
Australian Government                           8.750%         08/15/2008              8,025,000           6,293,049
Australian Government                          10.000%         10/15/2002              4,900,000           3,757,210
Australian Government                           9.500%         08/15/2003              9,655,000           7,391,280
FNMA Global Bond                                6.500%         07/10/2002              2,200,000           1,468,189
                                                                                                   -----------------
                                                                                                          27,975,432
                                                                                                   -----------------

Denmark -- 0.7%
Denmark Bullet                                  7.000%         11/15/2007             17,115,000           2,747,096
Denmark Nykredit                                7.000%         10/01/2026             30,976,000           4,612,821
Denmark Realkredit                              7.000%         10/01/2026              3,079,000             458,512
Kingdom of Denmark                              6.000%         12/10/1999              6,100,000             914,532
Kingdom of Denmark                              7.000%         12/15/2004             35,500,000           5,652,945

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Denmark (continued)
Kingdom of Denmark                              8.000%         11/15/2001             44,800,000   $       7,226,081
                                                                                                   -----------------
                                                                                                          21,611,987
                                                                                                   -----------------

Finland -- 0.1%
Government of Finland                          10.000%         09/15/2001             15,000,000           3,229,412
                                                                                                   -----------------

Germany -- 2.0%
Baden Wurttemburg                               6.200%         11/22/2013              3,000,000           1,754,471
Deutschland Republic                            7.250%         10/21/2002             12,475,000           7,641,649
Deutschland Republic                            6.750%         04/22/2003             17,300,000          10,420,215
Deutschland Republic                            6.000%         01/04/2007             11,775,000           6,859,255
Deutschland Republic                            6.500%         07/04/2027              4,900,000           2,941,580
Die Bundrep Deutschland Dm1000                  8.250%         09/20/2001             10,460,000           6,514,959
Federal Republic of Germany                     8.375%         05/21/2001              5,100,000           3,161,762
Federal Republic of Germany                     8.000%         07/22/2002             17,420,000          10,928,430
Federal Republic of Germany                     6.875%         05/12/2005             18,950,000          11,602,686
German Unity Fund                               8.500%         02/20/2001              5,400,000           3,338,438
German Unity Fund                               8.000%         01/21/2002              3,500,000           2,175,481
                                                                                                   -----------------
                                                                                                          67,338,926
                                                                                                   -----------------

Italy -- 0.0%
Deutsche Finance Notes                          0.000%         01/20/2032          1,225,000,000              79,210
Deutsche Finance Notes                          0.000%         10/15/2026          2,615,000,000             236,477
Morgan Guaranty Notes                           0.000%         01/21/2027          2,460,000,000             217,871
                                                                                                   -----------------
                                                                                                             533,558
                                                                                                   -----------------

Japan -- 0.9%
Austria Republic                                5.000%         01/22/2001            500,000,000           4,295,785
Government of Finland                           6.000%         01/29/2002            737,000,000           6,727,878
Government of Italy                             5.125%         07/29/2003            930,000,000           8,484,023
KFW International Finance                       6.000%         11/29/1999            301,000,000           2,536,012
Kingdom of Spain                                5.750%         03/23/2002            737,000,000           6,704,723
                                                                                                   -----------------
                                                                                                          28,748,421
                                                                                                   -----------------

New Zealand -- 0.5%
Fernz Capital                                   9.800%         04/15/2002              3,800,000           2,270,789
Fletcher Challenge                             10.000%         04/30/2005              1,500,000             925,129
Fletcher Challenge                             11.250%         12/15/2002              3,100,000           1,962,275
FNMA Global                                     6.750%         10/29/2007              7,000,000           2,035,249
FNMA Global Bond                                7.000%         09/26/2000              4,325,000           2,455,633
Government Property Services                    7.250%         03/15/1999              4,850,000           2,761,214
International Bank Recon & Dev World Bank       0.000%         08/20/2007              5,100,000           1,481,994
New Zealand Government                          7.000%         07/15/2009              5,550,000           3,224,228
                                                                                                   -----------------
                                                                                                          17,116,511
                                                                                                   -----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Norway -- 0.0%
Vital Forsikring                                7.850%         09/22/2003              8,100,000   $       1,188,920
                                                                                                   -----------------

Sweden -- 0.7%
Government of Sweden                            5.500%         04/12/2002             22,500,000           2,827,403
Kingdom of Sweden                              10.250%         05/05/2000             30,300,000           4,219,751
Kingdom of Sweden                              13.000%         06/15/2001             32,700,000           5,063,797
Sweden Government Bond                          6.500%         10/25/2006             71,500,000           9,344,525
Swedish Government #1037                        8.000%         08/15/2007             18,000,000           2,597,759
                                                                                                   -----------------
                                                                                                          24,053,235
                                                                                                   -----------------

United Kingdom -- 2.1%
Alliance and Leicester Building Society         8.750%         12/07/2006              1,700,000           3,056,069
Bank of Greece                                 10.750%         09/06/2010              1,450,000           3,003,930
Birmingham Midshires Building Society           9.125%         01/05/2006              1,000,000           1,822,342
CSW Investments                                 8.875%         09/27/2006              3,000,000           5,364,710
Deutsche Bank                                   0.000%         02/28/2001                545,000             723,184
FNMA Global Bond                                6.875%         06/07/2002              2,800,000           4,614,966
GTD Export Finance Corp                         0.000%         09/29/2000              1,280,000           1,746,476
Northern Rock Building Society                  9.375%         10/17/2021              2,600,000           5,173,757
P & O Steam Navigation                         11.500%         07/03/2014              1,500,000           3,383,762
Smithkline Beecham Corp.                        8.125%         11/25/1998              1,500,000           2,467,865
Stagecoach Holdings PLC                         7.625%         10/31/2007              1,450,000           2,329,693
UK Gilt Stock                                   9.500%         10/25/2004              1,400,000           2,681,431
UK Treasury                                     8.500%         12/07/2005              2,900,000           5,387,567
UK Treasury                                     6.750%         11/26/2004              1,790,000           2,997,207
UK Treasury                                     7.750%         09/08/2006              5,305,000           9,498,585
UK Treasury                                     9.000%         03/03/2000              1,000,000           1,716,535
UK Treasury                                     8.000%         09/25/2009              1,500,000           2,808,245
UK Treasury                                     7.250%         12/07/2007              2,535,000           4,456,881
UK Treasury                                     7.500%         12/07/2006              3,350,000           5,929,338
                                                                                                   -----------------
                                                                                                          69,162,543
                                                                                                   -----------------

Yankee Bonds -- 5.1%
APP International  Finance                     11.750%         10/01/2005              5,625,000           5,123,700
Brascan Ltd.                                    7.375%         10/01/2002             12,125,000          12,529,248
Cominco Ltd.                                    6.875%         02/15/2006             16,950,000          17,085,770
Guandong Enterprises                            8.875%         05/22/2007             15,700,000          13,577,674
Guangdong Enterprises 144A                      8.750%         12/15/2003              4,000,000           3,617,600
Hutchison Whampoa Finance                       7.450%         08/01/2017             28,825,000          26,680,420
Irsa Parcks Cvt 144A, REIT                      4.500%         08/02/2003                300,000             306,000
Methanex Corp.                                  7.400%         08/15/2002              4,000,000           4,142,400
Methanex Corp.                                  7.750%         08/15/2005             23,185,000          24,553,611
Pindo Deli Fin                                 10.250%         10/01/2002              5,700,000           4,903,254
Societe Generale Step Up                        7.850%         04/29/2049             15,435,000          15,447,348
St. Georges Bank 144A                           7.150%         10/15/2005             18,700,000          19,265,114

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Yankee Bonds (continued)
Tata Engineering & Locomotive 144A Notes        7.875%         07/15/2007             24,100,000   $      20,488,133
Wharf International Finance                     7.625%         03/13/2007              3,725,000           3,253,005
                                                                                                   -----------------
                                                                                                         170,973,277
                                                                                                   -----------------

Total Government/Other (Cost $453,441,467)                                                               438,657,347
                                                                                                   -----------------

Non-Agency -- 3.8%

Collateralized Mortgage Obligations -- 0.6%
GE Capital Mortgage 1997-10 A5                  6.750%         09/25/2012             20,311,028          20,463,361
                                                                                                   -----------------
                                                                                                          20,463,361
                                                                                                   -----------------

Pass Thru Securities -- 3.2%
CSFB 1995-A 144A                                7.542%         11/15/2005             10,700,000          10,934,063
Chase Commercial Mortage Sec 6.6                6.600%         12/25/2007             13,419,581          12,941,844
GMAC Mortgage Corp. 1997-C1 E                   7.085%         11/15/2010             31,109,000          31,461,407
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2                      7.054%         09/25/2025              1,930,000           1,956,085
Merrill Lynch Investment Trust 1995-C2          8.189%         06/15/2021              1,634,114           1,646,109
Merrill Lynch Mortgage Investment 1997-C1 D     7.120%         06/18/2029              4,475,000           4,484,789
Midstate Trust II A3                            9.350%         04/01/1998                150,000             151,080
Resolution Trust Corp. P-T Ser. 1992-M4 A1      8.000%         09/25/2021              1,250,598           1,253,334
Resolution Trust Corp. 1994-C2 D Al 1           8.000%         04/25/2025              4,512,364           4,612,482
Resolution Trust Corp. 1994 C2 E                8.000%         04/25/2025              5,067,061           5,143,066
Resolution Trust Corp. 1994-1 Cl M2             7.750%         09/25/2029              3,325,511           3,420,080
Resolution Trust Corp. 1995 Cl E                6.900%         02/25/2027             11,597,657          11,282,345
Resolution Trust Corp. 1995-2B1                 7.450%         09/15/2025              1,707,235           1,728,042
Structured Asset Security Corp. 1994-C1 D       6.870%         08/25/2026              9,200,000           9,223,359
Structured Asset Security Corp. 1996-CFL C      6.525%         02/25/2028              6,650,000           6,662,988
                                                                                                   -----------------
                                                                                                         106,901,073
                                                                                                   -----------------

Total Non-Agency (Cost $121,885,807)                                                                     127,364,434
                                                                                                   -----------------

U.S. Government Agency -- 13.6%

Pass Thru Securities -- 13.6%
FHLMC Gold 15 Yr                                6.000%  10/01/2010 - 04/01/2011       29,037,759          28,720,085
FHLMC Gold 15Yr TBA Pl #670(2)                  6.000%         01/01/2013             39,075,000          38,440,031
FNCI Pool# 250530                               6.000%         04/01/2011              2,328,950           2,296,181
FNMA                                            5.750%         09/05/2000              5,900,000           3,843,774
FNMA                                            7.000%  11/01/2023 - 12/01/2025      181,430,799         183,480,230
FNMA                                            6.000%  06/01/2003 - 11/01/2012       60,944,486          60,001,707
FNMA                                            6.500%         12/01/2025              8,899,165           8,821,296

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Pass Thru Securities (continued)
FNMA Global Bond                                7.250%         06/20/2002              6,700,000   $       3,813,172
FNMA P/O Trust 108                              5.567%         03/01/2020              1,423,294           1,144,434
GNMA                                            7.000%  09/15/2022 - 09/15/2024       84,085,949          85,040,389
GNMA                                            9.000%         11/15/2017                730,934             791,003
World Bank Discount Notes                               01/21/1998 - 02/26/1998       36,600,000          36,296,148
                                                                                                   -----------------
                                                                                                         452,688,450
                                                                                                   -----------------

Total U.S. Government Agency (Cost $441,528,015)                                                         452,688,450
                                                                                                   -----------------

U.S. Treasury Obligations -- 21.3%

Treasury Bonds -- 5.1%
U.S. Treasury Bond+                             8.125%         08/15/2019            134,530,000         168,330,663
                                                                                                   -----------------

Treasury Notes -- 16.2%
U.S. Treasury Note+                             5.625%         11/30/1998            104,775,000         104,775,000
U.S. Treasury Note+                             5.750%         12/31/1998              6,925,000           6,934,764
U.S. Treasury Note                              6.625%         04/30/2002              8,550,000           8,830,526
U.S. Treasury Note+                             6.000%         06/30/1999             21,800,000          21,909,000
U.S. Treasury Note                              6.250%         06/30/2002              2,925,000           2,983,032
U.S. Treasury Note+                             5.750%         08/15/2003             52,700,000          52,732,674
U.S. Treasury Note+                             6.875%         07/31/1999              3,825,000           3,893,123
U.S. Treasury Note+                             7.125%         02/29/2000             37,775,000          38,867,075
U.S. Treasury Note+                             6.875%         03/31/2000             18,925,000          19,392,258
U.S. Treasury Note+                             6.125%         07/31/2000             56,100,000          56,678,391
U.S. Treasury Note                              6.500%         08/15/2005             10,550,000          11,008,292
U.S. Treasury Note+                             5.750%         10/31/2000              8,845,000           8,856,056
U.S. Treasury Note+                             6.375%         03/31/2001             11,225,000          11,435,469
U.S. Treasury Note+                             6.250%         04/30/2001              8,925,000           9,064,409
U.S. Treasury Note+                             6.625%         06/30/2001             72,580,000          74,587,563
U.S. Treasury Note+                             6.250%         10/31/2001            101,790,000         103,523,484
U.S. Treasury Note (Strip)+                     0.000%         11/15/1999              3,605,000           3,247,889
                                                                                                   -----------------
                                                                                                         538,719,005
                                                                                                   -----------------

Total U.S. Treasury Obligations (Cost $700,536,032)                                                      707,049,668
                                                                                                   -----------------

TOTAL BONDS AND NOTES (COST $2,900,478,207)                                                            2,941,833,513
                                                                                                   -----------------

PREFERRED STOCKS -- 2.5%                                                                 Shares
                                                                                     ------------

Australia & New Zealand Bank                                                             293,350           8,103,794
Bank United of Texas                                                                     115,380           3,057,570
California Federal                                                                       227,000           5,958,750
Capital Preferred Trust                                                                  449,200          11,959,950

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                        Rate            Maturity                 Shares          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Preferred Stocks (continued)
Credit Lyon Capital 144A                                                                 244,250   $       6,442,094
Highwoods Properties, Inc.                                                                 8,775           9,602,842
Pinto Totta Intl Finance Non Cumm                                                          6,450           6,745,965
Primedia Inc.                                                                             31,000           3,100,000
Time Warner, Inc.                                                                         26,470          29,645,860
                                                                                                   -----------------

TOTAL PREFERRED STOCKS (COST $78,861,896)                                                                 84,616,825
                                                                                                   -----------------

                                                                                       Contract
PURCHASED OPTIONS -- 0.1%                                                                Size
                                                                                     ------------

AUD 10% Call, Strike Price 128.283, 3/4/98                                             7,475,000             104,755
HKD Put/USD Call, Strike Price 7.75, 2/5/98                                            3,500,000              16,100
JGB 5.5% Put, Strike Price 113.37, 3/5/98                                            400,000,000                  --
JPY Put/USD Call, Strike Price 120.00, 5/14/98                                         4,350,000             297,105
JPY Put/NZD Call, Strike Price 73.75, 8/20/98                                        615,000,000             129,150
DBR 6% Call, Strike Price 105.01, 12/11/98                                             8,850,000              60,047
DBR 6% Call, Strike Price 105.63, 3/19/98                                              7,250,000              14,109
DBR 6.5% Call, Strike Price 109.53, 12/11/98                                           4,410,000              54,446
JGB 2.6% Call, Strike Price 102.52, 3/19/98                                          645,000,000               7,095
DBR 6% Call, Strike Price 106.00, 3/16/98                                              9,200,000              24,049
JPY Put/GBP Call, Strike Price 210.00, 10/9/98                                         3,445,000             190,533
JPY Put/ITL Call, Strike Price 13.50, 9/3/98                                         611,280,000             118,588
JPY Put/USD Call, Strike Price 120.75, 4/15/98                                         5,400,000             355,320
JPY Put/USD Call, Strike Price 126.50, 5/14/98                                         6,600,000             236,940
JPY Put/USD Call, Strike Price 120.00, 10/28/98                                        8,000,000             509,600
JPY Put/USD Call, Strike Price 130.00, 11/16/98                                        5,400,000             162,540
USD Put/Dem Call, Strike Price 1.71, 1/30/98                                           5,275,000               3,693
UST Put 6.125%, Strike Price 100.7187, 2/19/98                                           580,000             570,936
DBR 6% Call, Strike Price 103.97, 1/30/98                                              9,500,000              44,907
JGB 2.6% Call, Strike Price 107.095, 1/23/98                                         675,000,000              10,125
JGB 2.6% Call, Strike Price 107.357, 1/28/98                                       1,275,000,000              10,200
JGB 2.6% Call, Strike Price 107.35, 1/29/98                                          620,000,000               8,680
JGB #197 Put, Strike Price 104.583, 5/12/98                                          684,700,000              52,037
JGB 3.1% Call, Strike Price 108.979, 1/29/98                                         181,000,000               5,249
ACGB 10% Call, Strike Price 129.577, 2/6/98                                            8,000,000              69,088
JGB #167 Put, Strike Price 111.536, 5/13/98                                          684,700,000              61,623
JGB 2.6% Call, Strike Price 106.262, 1/6/98                                          450,000,000               4,950
JGB 2.6% Call, Strike Price 105.262, 4/6/98                                          450,000,000              36,450
JGB 2.6% Put, Strike Price 102.189, 3/30/98                                        1,008,000,000               5,040
JPY Put/USD Call, Strike Price 135.00, 12/14/98                                       12,600,000             249,480
JPY Put/USD Call, Strike Price 130.00, 12/22/98                                        4,400,000             113,520
UST Call 6.125% Strike Price 104.21875, 3/19/98                                          876,500             575,203
UST Call 5.75%, Strike Price 100.1562, 3/23/98                                           739,000             461,875

                                                                                                   -----------------
Total Purchased Options (Cost $5,416,939)                                                                  4,563,433
                                                                                                   -----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                        Par                Value
Security                                        Rate            Maturity              Value (1)          (Note 1A)
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.4%

Commercial Paper -- 3.6%
Abbey National, 2/3/98                                                                 5,000,000   $       4,952,850
Associated Corp. Discount, 1/14/98                                                    25,000,000          24,920,500
Campbell Soup, 1/9/98                                                                  1,000,000             997,760
Daimler Benz, 2/5/98                                                                  10,000,000           9,926,600
General Electric Corp., 1/12/98                                                       15,200,000          15,148,016
General Electric Corp., 1/8/98                                                         4,650,000           4,640,607
Procter & Gamble, 1/8/98                                                              13,766,000          13,723,738
Procter & Gamble, 2/18/98                                                              6,891,000           6,811,478
Sigma Financial, 1/26/98                                                              25,000,000          24,859,500
Walt Disney, 1/15/98                                                                  14,300,000          14,211,542
                                                                                                   -----------------
                                                                                                         120,192,591
                                                                                                   -----------------

U.S. Government -- 4.0%
FHLB, 1/14/98                                                                          8,635,000           8,618,334
FHLMC, 1/23/98                                                                        37,293,000          37,080,834
FHLMC++, 2/20/98                                                                       1,500,000           1,488,360
FHLMC, 3/9/98                                                                         15,100,000          14,949,151
FNMA++, 1/30/98                                                                       15,000,000          14,932,350
FNMA, 1/16/98                                                                         15,000,000          14,965,350
FNMA Discount Note, 1/29/98                                                            1,700,000           1,689,324
FNMA, 1/6/98                                                                           1,454,000           1,452,619
FNMA, 1/16/98                                                                         38,900,000          38,702,907
                                                                                                   -----------------
                                                                                                         133,879,229
                                                                                                   -----------------

Repurchase Agreements -- 0.8%
Prudential-Bache Repurchase Agreement, dated 12/31/97, due 1/2/98, with a maturity value of
$24,764,000 and an effective yield of 6.07%, collateralized by U.S. Government Agency
Obligations with rates ranging from 6.101% to 7.844%, with maturity dates ranging from 5/1/22
to 12/1/27 and with an aggregate market value of $25,250,845.                                             24,755,652
                                                                                                   -----------------


TOTAL SHORT-TERM INVESTMENTS (COST $279,030,049)                                                         278,827,472
                                                                                                   -----------------

TOTAL INVESTMENTS -- 99.5% (COST 3,263,787,091)                                                    $   3,309,841,243

Other Assets, Less Liabilities -- 0.5%                                                                    15,781,472
                                                                                                   -----------------

NET ASSETS -- 100%                                                                                 $   3,325,622,715
                                                                                                   =================

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
REIT Real Estate Investment Trust
FNMA Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
FHLB Federal Home Loan Bank
ACGB Australian Government Bond
DBR Deutsche Bundes Republik
JGB Japanese Government Bond
UST United States Treasury
AUD Australian Dollar
DEM Deutsche Mark
GBP British Pound Sterling
HKD Hong Kong Dollar
ITL Italian Lira
JPY Japanese Yen
USD United States Dollar

(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
(2)   Delayed delivery contract (Note 6).
+     Denotes all or part of security pledged as a margin deposit (Note 5).
++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Schedule of Assets and Liabilities
                               December 31, 1997
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $3,263,787,091)                                 $ 3,309,841,243
   Cash                                                                                                          865
   Foreign currency, at value (identified cost, $25,357)                                                      25,620
   Interest and dividends receivable                                                                      45,108,835
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                        14,276,915
   Receivable for daily variation margin on open financial futures contracts (Note 5)                        557,531
   Receivable for investments sold                                                                           128,704
   Deferred organization costs (Note 1F)                                                                      49,831
   Other assets                                                                                              121,299
                                                                                                     ---------------
       Total assets                                                                                    3,370,110,843

Liabilities
   Payable for delayed delivery transactions (Note 6)                                $38,330,133
   Options written, at value (premiums received $4,698,912) (Note 5)                   3,273,984
   Unrealized depreciation on forward foreign currency exchange contracts (Note 5)     2,658,501
   Accrued accounting and custody fees                                                    92,918
   Accrued trustees' fees                                                                 20,280
   Accrued expenses and other liabilities                                                112,312
                                                                                     -----------

       Total liabilities                                                                                  44,488,128
                                                                                                     ---------------

Net Assets (applicable to investors' beneficial interests)                                           $ 3,325,622,715
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                             Schedule of Operations
                               December 31, 1997
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                     $ 199,818,084
   Dividend income (net of foreign withholding taxes of $55,922)                                           6,202,603
                                                                                                       -------------

       Total income                                                                                      206,020,687

Expenses
   Investment advisory fee (Note 2)                                                    $ 9,043,263
   Trustees fees (Note 2)                                                                   76,582
   Accounting and custody fees                                                             849,148
   Legal and audit services                                                                209,049
   Insurance expense                                                                        29,980
   Amortization of organization expense (Note 1F)                                           14,772
   Registration fees                                                                        13,488
   Miscellaneous                                                                            76,926
                                                                                       -----------

       Total expenses                                                                                     10,313,208
                                                                                                       -------------

          Net investment income                                                                          195,707,479
                                                                                                       -------------

Realized and Unrealized Gain
   Net realized gain
       Investment securities transactions                                               22,188,926
       Financial futures contracts                                                         538,852
       Written options transactions                                                      1,492,272
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                        18,728,001
                                                                                       -----------

          Net realized gain                                                                               42,948,051

   Change in unrealized appreciation
       Investment securities                                                            15,276,385
       Financial futures contracts                                                         724,408
       Written options                                                                     799,071
       Foreign currency and forward foreign currency exchange contracts                 10,956,746
                                                                                       -----------

          Change in net unrealized appreciation                                                           27,756,610
                                                                                                       -------------

       Net realized and unrealized gain                                                                   70,704,661
                                                                                                       -------------

Net increase in net assets from operations                                                             $ 266,412,140
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the period
                                                                                        May 3, 1996
                                                                                     (commencement of
                                                     Year Ended                       operations) to
                                                  December 31, 1997                  December 31, 1996
                                                 --------------------               --------------------

Increase (decrease) in Net Assets
From operations
   Net investment income                            $  195,707,479                      $  115,981,747
   Net realized gain                                    42,948,051                           1,871,609
   Change in net unrealized  appreciation               27,756,610                          87,004,141
                                                    --------------                      --------------
   Net increase in net assets
      from operations                                  266,412,140                         204,857,497
                                                    --------------                      --------------

Capital transactions
   Assets contributed by Standish Fixed
      Income Fund at commencement
      (including unrealized loss of
      $55,177,329)                                              --                       2,294,116,139
   Contributions                                       930,076,128                         268,522,894
   Withdrawals                                        (486,977,142)                       (151,384,941)
                                                    --------------                      --------------
   Increase in net assets resulting from
      capital transactions                             443,098,986                       2,411,254,092
                                                    --------------                      --------------

       Total increase in net assets                    709,511,126                       2,616,111,589

Net Assets
   At beginning of period                            2,616,111,589                                  --
                                                    --------------                      --------------

   At end of period                                 $3,325,622,715                      $2,616,111,589
                                                    ==============                      ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                                Supplemental Data
--------------------------------------------------------------------------------

                                                                                      For the period
                                                                                        May 3, 1996
                                                                                     (commencement of
                                                     Year Ended                       operations) to
                                                  December 31, 1997                  December 31, 1996
                                                 --------------------               --------------------

Ratios (to average daily net assets):
   Expenses                                                      0.36%                            0.37%+
   Net investment income                                         6.77%                            7.14%+
Portfolio Turnover                                                 89%                              69%
Net assets, end of period (000s omitted)                   $3,325,623                       $2,616,112

----------
+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D.    Income Taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      E.    Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F.    Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, short-term obligations, were as follows:

                                                               Purchases             Sales
                                                           -----------------   ----------------
      U.S. Government Securities                           $   1,075,584,561   $    797,417,592
                                                           =================   ================
      Investments (non-U.S. Government Securities)         $   2,275,197,710   $  1,936,365,460
                                                           =================   ================

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1997, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                           $3,264,774,697
                                                              ===============

      Gross unrealized appreciation                            $   73,163,084
      Gross unrealized depreciation                               (28,096,538)
                                                              ===============
      Net unrealized appreciation (depreciation)               $   45,066,546
                                                             ================

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks, and objectives of these instruments are set forth more fully in Parts A & B of the Master Portfolio registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the year ended December 31, 1997 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------

                                                               Number
                                                            of Contracts              Premiums
                                                        ---------------------   ---------------------

      Outstanding, beginning of period                            8                   $489,040
           Options written                                       26                  3,466,418
           Options exercised                                     --                         --
           Options expired                                      (11)                  (753,833)
           Options closed                                       (17)                  (594,098)
                                                        ---------------------   ---------------------
      Outstanding, end of period                                  6                 $2,607,527
                                                        =====================   =====================

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Written Call Option Transactions
     ---------------------------------------------------------------------------

                                                              Number
                                                           of Contracts              Premiums
                                                        --------------------   ---------------------

     Outstanding, beginning of period                            4                    $58,376
          Options written                                       26                  1,584,754
          Options exercised                                     (2)                   (49,739)
          Options expired                                       (5)                  (299,065)
          Options closed                                       (18)                  (568,196)
                                                        --------------------   ---------------------
     Outstanding, end of period                                  5                   $726,130
                                                        ====================   =====================

     Written Cross Currency Option Transactions
     ---------------------------------------------------------------------------

                                                              Number
                                                           of Contracts              Premiums
                                                        --------------------   ---------------------

     Outstanding, beginning of period                           10                   $534,365
          Options written                                       33                  2,527,478
          Options exercised                                     (3)                   (64,420)
          Options expired                                       (6)                  (238,821)
          Options closed                                       (20)                (1,393,347)
                                                        --------------------   ---------------------
     Outstanding, end of period                                 14                 $1,365,255
                                                        ====================   =====================

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At December 31, 1997, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Forward Foreign Currency Contracts

                                           Local                               U.S. $           U.S. $           U.S. $
                                         Principal          Contract           Market          Aggregate       Unrealized
          Contracts to Receive            Amount           Value Date           Value         Face Amount      Gain/(Loss)
      ------------------------------  ----------------  ------------------  --------------  ----------------  --------------
      Argentinian Peso                    1,658,900         11/09/98        $ 1,582,601       $ 1,565,000     $    17,601
      Belgian Franc                      59,500,000          7/20/98          1,621,441         1,595,877          25,564
      Canadian Dollar                     5,708,775     2/26-2/27/98          3,999,881         4,032,608         (32,727)
      German Deutsche Mark               19,011,683     1/09-9/18/98         10,649,613        10,901,536        (251,923)
      Danish Krone                       36,866,766     1/12-2/18/98          5,393,273         5,484,109         (90,836)
      Spanish Peseta                      2,982,000          1/20/98             19,529            20,898          (1,369)
      Finnish Markka                        117,740          1/21/98             21,639            23,796          (2,157)
      British Pound Sterling                 15,588         12/30/97             25,620            25,357             263
      Greek Drachma                     112,989,375          6/03/98            382,790           390,872          (8,082)
      Iriah Punt                             48,049          7/20/98             68,549            70,554          (2,005)
      Italian Lira                   15,723,138,060     1/12-5/29/98          8,890,876         8,978,957         (88,081)
      Japanese Yen                      723,061,000          2/25/98          5,585,740         6,152,925        (567,185)
      Republic of Korea Won           3,984,480,000          8/03/98          2,223,896         2,237,432         (13,536)
      Norwegian Krone                    12,625,000          1/16/98          1,709,568         1,805,428         (95,860)
      New Zealand Dollar                 19,386,815     1/28-3/16/98         11,203,959        11,851,457        (647,498)
                                                                          -------------    --------------    ------------
                                                                            $53,378,975       $55,136,806     ($1,757,831)
                                                                          =============    ==============    ============

                                             Local                                U.S. $          U.S. $           U.S. $
                                           Principal          Contract            Market         Aggregate       Unrealized
      Contracts to Deliver                  Amount           Value Date           Value         Face Amount      Gain/(Loss)
      ------------------------------    ----------------  ------------------  --------------  ----------------  --------------
      Argentinian Peso                     12,948,050         10/27/98        $12,374,089      $ 12,200,000     $  (174,089)
      Australian Dollar                    49,561,704       1/08-2/10/98       32,304,138        34,698,174       2,394,036
      Brazilian Real                        1,849,175          1/29/98          1,635,430         1,615,000         (20,430)
      British Pound Sterling               42,536,191       1/06/-5/14/98      69,490,920        70,024,024         533,104
      Canadian Dollar                       5,708,775       2/26-2/27/98        3,999,881         4,067,383          67,502
      Danish Krone                        186,498,773       1/12-5/06/98       27,298,135        27,361,119          62,984
      European Currency Unit                   93,786          1/07/98            103,134           104,252           1,118
      Finnish Markka                       19,227,600          2/26/98          3,541,366         3,690,518         149,152
      German Deutsche Mark                132,150,480       1/09-6/03/98       73,829,268        75,458,945       1,629,677
      Greek Drachma                           323,000          1/12/98              1,135             1,181              46
      Hong Kong Dollar                     88,044,182     12/29/98-10/14/99    10,646,705        10,900,000         253,295
      Irish Punt                            1,106,504          7/20/98          1,578,612         1,595,877          17,265
      Italian Lira                     20,477,294,140       1/12-5/29/98       11,577,645        11,848,767         271,122
      Japanese Yen                      4,575,118,616       2/05-3/17/98       35,330,716        38,965,193       3,634,477
      Republic of Korea Won             3,984,480,000          8/03/98          2,223,896         4,220,000       1,996,104
      Norwegian Krone                      21,416,073          1/16/98          2,899,979         2,866,189         (33,790)
      New Zealand Dollar                   55,438,164       1/28-3/17/98       32,043,740        33,930,787       1,887,047
      Polish Zloty                         21,498,799          9/18/98          5,416,256         5,350,000         (66,256)
      Swedish Krona                       192,001,865       1/30-5/29/98       24,275,874        25,125,072         849,198
                                                                           --------------  ----------------  --------------
                                                                             $350,570,919      $364,022,481     $13,451,562
                                                                           ==============  ================  ==============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         Forward Foreign Cross Currency Contracts

                                         Market                                      Market                           Unrealized
                                         U.S. $                                      U.S. $         Contract            U.S. $
       Contracts to Deliver              Value            In Exchange For            Value         Value Date        Gain/(Loss)
       ------------------------------------------  ------------------------  ------------------   -------------  ---------------
       German Deutsche Mark         $   383,333         Greek Drachma             $   382,790        6/03/98       $    (543)
       German Deutsche Mark             768,525         Greek Drachma                 765,580        6/03/98          (2,945)
       Belgian Franc                  1,621,441           Irish Punt                1,556,126        7/20/98         (65,315)
       Greek Drachma                  1,531,161      German Deutsche Mark           1,486,583        6/03/98         (44,578)
       Belgian Franc                  1,621,441           Irish Punt                1,554,701        7/20/98         (66,740)
       Irish Punt                     1,580,063         Belgian Franc               1,621,441        7/20/98          41,378
       French Franc                   1,721,676           Irish Punt                1,642,610        7/20/98         (79,066)
       Irish Punt                     1,663,311          French Franc               1,721,676        7/20/98          58,365
       Spanish Peseta                 1,610,333      German Deutsche Mark           1,581,274        1/20/98         (29,059)
       Italian Lira                   1,632,050      German Deutsche Mark           1,581,274        1/20/98         (50,776)
       German Deutsche Mark           1,581,274          Italian Lira               1,610,940        1/20/98          29,666
       German Deutsche Mark           1,581,274         Spanish Peseta              1,590,804        1/20/98           9,530
       Greek Drachma                  3,313,674          French Franc               3,158,633        1/12/98        (155,041)
       Belgian Franc                  3,160,976      German Deutsche Mark           3,157,029        4/24/98          (3,947)
       Finnish Markka                 3,186,530      German Deutsche Mark           3,229,559        1/21/98          43,029
       French Franc                   3,158,633         Greek Drachma               3,314,809        1/12/98         156,176
       German Deutsche Mark           3,229,559         Finnish Markka              3,164,891        1/21/98         (64,668)
       German Deutsche Mark           5,233,522          Polish Zloty               5,382,739        9/18/98         149,217
                                 ----------------                            ------------------                  ---------------
                                    $38,578,776                                   $38,503,459                       ($75,317)
                                 ================                            ==================                  ===============

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contacts' terms. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At December 31, 1997, the Portfolio held the following financial futures contract:

                                                                                 Underlying
                                                                               Face/amount at       Unrealized
      Contract                                 Position     Expiration Date        value           Gain/(Loss)
      -------------------------------------- -------------- ---------------- ------------------- -----------------
      U.S. Long Bond CBT (1,089 contracts)       Long           3/20/98         $131,190,470          $903,903
      U.S. 10 Year Bond (285 contracts)          Short          3/20/98           32,176,807          (212,276)
                                                                                                 -----------------
                                                                                                      $691,627
                                                                                                 =================

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At December 31, 1997, the Fund had entered into the following delayed delivery transactions:

      Type                                 Security               Settlement Date      Amount
      -------                  ---------------------------------- ----------------- -------------
      Buy........................FHLMC Gold 15yr TBA PL #670          1/20/98       $38,330,133

                          Independent Auditors' Report

      To the Trustees of Standish, Ayer & Wood Master Portfolio and Investors of Standish Fixed Income Portfolio:

      We have audited the accompanying statement of assets and liabilities of Standish, Ayer & Wood Master Portfolio: Standish Fixed Income Portfolio, including the schedule of investments as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets and the supplementary data for the year ended December 31, 1997 and for the period from May 3, 1996 (commencement of operations) to December 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Master Portfolio: Standish Fixed Income Portfolio as of December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets and supplementary data for the respective stated periods, in conformity with United States generally accepted accounting principles.


      Coopers & Lybrand
      Chartered Accountants
      Toronto, Canada
      February 19, 1998

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